Lease (Details) - Schedule of table presents balances reported in the consolidated balance sheets	Jun. 30, 2022 USD ($)
Schedule of table presents balances reported in the consolidated balance sheets [Abstract]
Operating lease right-of-use assets	$ 1,279,030
Operating lease liabilities	$ 1,354,389